Segment Information - Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Total Identifiable Assets	$ 1,327,003	$ 1,255,790	$ 1,056,203
Europe Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Identifiable Assets	382,920	397,780	341,618
North America Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Identifiable Assets	870,854	809,821	681,353
Corporate and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total Identifiable Assets	$ 73,229	$ 48,189	$ 33,232